PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of useful life of property, plant and equipment
	Computers	Leasehold improvements	Furniture	Machinery and Equipment	Total
Cost
January 1, 2024	1,192	533	352	1,055	3,132
Additions	1,074	106	-	78	1,258
December 31, 2024	2,266	639	352	1,133	4,390

Accumulated Depreciation
January 1, 2024	(987)	(290)	(191)	(244)	(1,712)
Additions	(141)	(95)	(35)	(123)	(394)
December 31, 2024	(1,128)	(385)	(226)	(367)	(2,106)

Net Book value December 31, 2024	1,138	254	126	766	2,284

	Computers	Leasehold improvements	Furniture	Machinery and Equipment	Total
Cost
January 1, 2023	1,092	600	347	1,043	3,082
Additions	113	52	5	65	235
Disposal -SSS sale	(13)	(119)	-	(53)	(185)
December 31, 2023	1,192	533	352	1,055	3,132

Accumulated Depreciation
January 1, 2023	(832)	(262)	(162)	(183)	(1,439)
Additions	(156)	(62)	(29)	(61)	(308)
Disposal -SSS sale	1	34	-	-	35
December 31, 2023	(987)	(290)	(191)	(244)	(1,712)

Net Book value December 31, 2023	205	243	161	811	1,420